Item G.1.b.iv DWS Strategic Municipal Income
Trust (the "Fund")

Based on a review of reports filed by the Fund's directors and executive officers, the investment advisor, officers and directors of the investment advisor, affiliated persons of the investment advisor and beneficial holders of 10% or more of the Fund's outstanding shares, and written representations by the Reporting Persons that no year-end reports were required for such persons, all filings required by
Section 16(a) of the Securities and Exchange Act of
1934 for the fiscal year ended November 30, 2019 were timely, except that William McClayton filed a Form 4 late. Mr. McClayton has since corrected his omission by making the necessary filing.